Quebec Acquisition - Schedule of allocation of total purchase price to net assets acquired (Details) - Apr. 08, 2020 - Quebec Acquisition [Member]	CAD ($)	USD ($)
Disclosure of detailed information about business combination [Line Items]
Prepaid expenses		$ 719,699
Data Centre Equipment		2,322,077
Right of use asset		2,469,327
Intangible asset		872,545
Accounts Payable		(175,512)
Lease liability		(2,469,327)
Net assets acquired		3,738,809
Cash paid	$ 1,734,315	1,235,873
Shares issued	$ 3,450,000	2,458,470
Holdback payable		44,466
Total consideration		$ 3,738,809